Rydex Series Trust
                             6116 Executive Boulevard
                                    Suite 400
                           Rockville, Maryland   20852

                                 August 13, 1997

   VIA EDGAR TRANSMISSION
   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Washington, D.C.   20549

         Re:   Rydex Series Trust
               Certification Pursuant to Rule 497(j) under
                  the Securities Act of 1933
               File Nos.  33-59692 and 811-7584

   Ladies and Gentlemen:

         In lieu of filing the forms of Prospectuses and Statements of Additional Information for Rydex Series Trust (the "Trust"), pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act), the Trust certifies that:

         i. the forms of the Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act do not differ from those forms of the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 28 to the Trust's registration statement on Form N-1A, the most r e cent amendment to the Trust's registration statement; and

         ii. the text of Post-Effective Amendment No. 28 to the Trust's registration statement on Form N-1A, the most recent amendment to the Trust's registration statement, has been filed with the Securities and E x c hange Commission electronically via EDGAR transmission, on July 30, 1997.

         If you should have any questions regarding the foregoing, please contact the undersigned at (301) 468-8520.

                                 RYDEX SERIES TRUST
                                 (Registrant)

                                 By:/S/Albert P. Viragh, Jr.
                                  Albert P. Viragh, Jr., Chairman

   cc:   Mr. Sothara Chin
         W. Randolph Thompson, Esq.
         James Bernstein, Esq.